Document and Entity Information	Oct. 19, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2021
Entity Registrant Name	Navitas Semiconductor Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39755
Entity Tax Identification Number	85-2560226
Entity Address, Address Line One	22 Fitzwilliam Square
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 FH68
City Area Code	844
Local Phone Number	654-2642
Entity Information, Former Legal or Registered Name	Live Oak Acquisition Corp. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001821769
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	40 S. Main Street
Entity Address, Address Line Two	#2550
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NVTSW
Security Exchange Name	NASDAQ